Consolidated statement of changes in equity/(deficit) - EUR (€) € in Millions	Total	Number of Ordinary Shares Outstanding	Share Capital	Treasury Shares	Other Paid in Capital	Other Reserves	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2017		167,258,400
Beginning balance at Dec. 31, 2017	€ 238		€ 0	€ 0	€ 2,488	€ 177	€ (2,427)
Loss for the year	(78)		0	0	0	0	(78)
Other comprehensive income (loss)	564		0	0	0	564	0
Issuance of ordinary shares (in shares)		5,776,920
Issuance of ordinary shares	4		0	0	4	0	0
Repurchases of ordinary shares (in shares)		(6,427,271)
Repurchases of ordinary shares	(77)		0	(77)	0	0	0
Issuance of shares upon exercise of stock options and restricted stock units (in shares)		4,816,072
Issuance of shares upon exercise of stock options and restricted stock units	163		0	0	163	0	0
Issuance of share-based compensation in conjunction with business combinations	0
Restricted stock units withheld for employee taxes	(2)		0	0	0	(2)	0
Issuance of shares upon exchange of Convertible Notes (in shares)		9,431,960
Issuance of shares upon exchange of Convertible Notes	1,146		0	0	1,146	0	0
Share-based compensation	88		0	0	0	88	0
Income tax impact associated with share-based payments	48		0	0	0	48	0
Ending balance (Previously stated) at Dec. 31, 2018	2,094		0	(77)	3,801	875	(2,505)
Ending balance (Cumulative effect adjustment in connection with the adoption of IFRS 16) at Dec. 31, 2018	(18)		0	0	0	0	(18)
Ending balance (After adoption of IFRS 16) at Dec. 31, 2018	2,076		0	(77)	3,801	875	(2,523)
Ending balance (in shares) (Previously stated) at Dec. 31, 2018		180,856,081
Ending balance (in shares) (Cumulative effect adjustment in connection with the adoption of IFRS 16) at Dec. 31, 2018		0
Ending balance (in shares) (After adoption of IFRS 16) at Dec. 31, 2018		180,856,081
Loss for the year	(186)		0	0	0	0	(186)
Other comprehensive income (loss)	€ (111)		0	0	0	(111)	0
Repurchases of ordinary shares (in shares)	(3,679,156)	(3,679,156)
Repurchases of ordinary shares	€ (433)		0	(433)	0	0	0
Issuance of shares upon exercise of stock options and restricted stock units (in shares)		3,557,405
Issuance of shares upon exercise of stock options and restricted stock units	154		0	140	14	0	0
Issuance of shares upon exercise of, or net settlement of, warrants (in shares)		3,591,627
Issuance of shares upon exercise of, or net settlement of, warrants	377		0	0	377	0	0
Issuance of share-based compensation in conjunction with business combinations	13		0	0	0	13	0
Restricted stock units withheld for employee taxes	(6)		0	0	0	(6)	0
Share-based compensation	127		0	0	0	127	0
Income tax impact associated with share-based payments	26		0	0	0	26	0
Ending balance at Dec. 31, 2019	2,037		0	(370)	4,192	924	(2,709)
Ending balance (in shares) at Dec. 31, 2019		184,325,957
Loss for the year	(581)		0	0	0	0	(581)
Other comprehensive income (loss)	577		0	0	0	577	0
Issuance of ordinary shares (in shares)		5,038,200
Issuance of ordinary shares	€ 0		0	0	0	0	0
Repurchases of ordinary shares (in shares)	(5,038,200)	(5,038,200)
Repurchases of ordinary shares	€ 0		0	0	0	0	0
Issuance of shares upon exercise of stock options and restricted stock units (in shares)		4,802,847
Issuance of shares upon exercise of stock options and restricted stock units	319		0	195	124	0	0
Issuance of shares upon exercise of, or net settlement of, warrants (in shares)		1,084,043
Issuance of shares upon exercise of, or net settlement of, warrants	267		0	0	267	0	0
Issuance of share-based compensation in conjunction with business combinations	0
Restricted stock units withheld for employee taxes	(29)		0	0	0	(29)	0
Share-based compensation	181		0	0	0	181	0
Income tax impact associated with share-based payments	34		0	0	0	34	0
Ending balance at Dec. 31, 2020	€ 2,805		€ 0	€ (175)	€ 4,583	€ 1,687	€ (3,290)
Ending balance (in shares) at Dec. 31, 2020		190,212,847